GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.:  (414) 273-3500
Fax No.:  (414) 273-5198

August 4, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:

MUTUALS.com
(Securities Act Registration No. 333-57548; Investment Company Act No. 811-10319)

Ladies and Gentlemen:

On behalf of MUTUALS.com (the “Company”), in lieu of filing the form of Prospectus and the Statement of Additional Information for the Generation Wave Growth Fund and the Vice Fund, each a series of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and the Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 10 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 10 was filed electronically via EDGAR on July 31, 2006.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Edward Paz

Edward Paz

cc:	Michael Henry
Carol Gehl
Helge Lee